Investments (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	$ 1,293,625	$ 1,107,054
Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	9	8
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	183,029	172,371
Participant directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	14,541	2,418
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	1,083,323	920,741
TC Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	11,733	10,494
South Bow common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	990	1,022
Level I
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	210,302	186,313
Level I | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	9	8
Level I | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	183,029	172,371
Level I | Participant directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	14,541	2,418
Level I | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level I | TC Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	11,733	10,494
Level I | South Bow common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	990	1,022
Level II
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level II | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level II | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level II | Participant directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level II | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level II | TC Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level II | South Bow common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III | Participant directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III | TC Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
Level III | South Bow common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	1,083,323	920,741
NAV | Interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | Participant directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	1,083,323	920,741
NAV | TC Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	0	0
NAV | South Bow common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Identified Investments Held by Master Trust at Fair Value	$ 0	$ 0